--------------------------------------------------------------------------------

FLORIDA
DAILY MUNICIPAL                            600 Fifth Avenue, New York, NY  10020
INCOME FUND                                                       (212) 830-5200
================================================================================






Dear Shareholder:




We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 1996 through February 28, 1997.


The Fund had net assets of $101,663,175 and 487 active shareholders as of February 28, 1997. Dividends earned on a share held throughout the period were $.015 and $.016, for Class A shares and Class B shares, respectively. When adjusted for the compounding effect of the reinvestment of dividends, this represents a yield of 3.03% and 3.29% on an annual basis for Class A shares and Class B shares, respectively.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1997
(UNAUDITED)

================================================================================

                                                                                                                  Ratings (a)
                                                                                                              ---------------
       Face                                                                Maturity                 Value            Standard
      Amount                                                                 Date      Yield      (Note 1)    Moody's & Poors
      ------                                                                 ----      -----       ------     -------   -----
Other Tax Exempt Investments (11.83%)
-----------------------------------------------------------------------------------------------------------------------------
 $1,000,000    Halifax Hospital Medical Center TAN
               (Daytona Beach, Florida) - Series 1996                      04/15/97     3.70%    $ 1,000,056   MIG-1
  2,000,000    Martin County, FL - School District TAN
               (District Operating Millage) - Series 1996                  06/30/97     3.75       2,002,824   MIG-1
  2,000,000    Palm Beach County, FL School District TAN - Series 1996     09/26/97     3.85       2,006,540             SP-1+
  2,000,000    Puerto Rico Commonwealth TRAN                               07/30/97     3.40       2,004,569   MIG-1     SP-1+
  5,000,000    The School District of Seminole County, FL RAN Series 1997  02/17/98     3.52       5,014,127             SP-1+
 ----------                                                                                       -----------
 12,000,000    Total Other Tax Exempt Investments                                                 12,028,116
 ----------                                                                                       -----------
Other Variable Rate Demand Instruments (c) (75.15%)
-----------------------------------------------------------------------------------------------------------------------------
 $1,000,000    Atlantic Beach, FL (Fleet Landing) - Series B
               LOC Barnett Bank of Jacksonville                            10/01/24     3.50%    $ 1,000,000   VMIG-1
  3,200,000    Broward County, FL HFA MHRB (Sanctuary Apartments Project)
               LOC PNC Bank                                                02/01/09     3.40       3,200,000   VMIG-1
    400,000    Broward County, FL IDRB (Allied Signal Incorporated)        03/01/99     3.45         400,000             A1
  1,100,000    Citrus Park Community Development
               District Capital Improvement Bonds - Series 1996
               LOC Dresdner Bank A.G.                                      11/01/16     3.40       1,100,000   VMIG-1    A1+
    500,000    City of Tampa, FL Occupation License Tax Boards - Series 1996A
               FGIC Insured                                                03/01/27     3.40         500,000   VMIG-1    A1+
    505,000    Dade County, FL Aviation RB - Series V
               LOC Suntrust                                                10/01/07     3.30         505,000   VMIG-1    A1
  3,600,000    Dade County, FL HFA MHRB (Gables Point) - Series 1985
               Fannie Mae Collateralized                                   05/15/05     3.30       3,600,000             A1+
  2,600,000    Dade County, FL IDA RB (Florida Convalescent Association)
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                   12/01/11     3.50       2,600,000   VMIG-1
    515,000    Escambia County, FL IDRB (Gelman Sciences, Incorporation Project)
               LOC First National Bank of Chicago                          07/01/04     3.35         515,000             A1+
  1,100,000    Florida HFA MHRB (Falls of Venice Project) (b)
               LOC PNC Bank                                                12/01/11     3.45       1,100,000
  1,000,000    Florida Housing Finance Agency (Heron Park Project) Series - V
               LOC Nations Bank                                            12/01/26     3.50       1,000,000    VMIG-1
  3,000,000    Florida Housing Finance Agency MHRB
               (Monterey Meadows Apartment Project) - Series 1985
               LOC Citibank                                                12/01/07     3.40       3,000,000             A1+
    915,000    Gulf Breeze, FL RB - Series 1985B                           12/01/15     3.35         915,000    VMIG-1   A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
       Face                                                                     Maturity                 Value            Standard
      Amount                                                                      Date       Yield      (Note 1)    Moody's & Poors
      ------                                                                      ----       -----       ------     -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $1,270,000    Gulf Breeze, FL RB - Series 1985C
               FGIC Insured                                                      12/01/15     3.35%    $ 1,270,000   VMIG-1    A1
  1,000,000    Highlands County, HFA RB
               (Adventist Health System/Sunbolt Inc.) - Series 1996B             10/01/26     3.30       1,000,000   VMIG-1    A1+
  7,750,000    Hillsborough County, FL IDA PCR
               (Tampa Electric Company Cannon)                                   05/15/18     3.45       7,750,000   VMIG-1    A1+
  1,100,000    Indian River County, FL IDR (Florida Convention Centers Project)
               LOC Toronto-Dominion Bank                                         01/01/11     3.60       1,100,000    P1
  1,300,000    Jacksonville, FL HFFA HRB (Baptist Medical Center Project)        06/01/08     3.45       1,300,000   VMIG-1    A1+
  2,700,000    Jacksonville, FL HRB (University Medical Center) - Series 1989
               LOC Sumitomo Bank, Ltd.                                           02/01/19     3.50       2,700,000   VMIG-1
  1,000,000    Jacksonville, FL IDRB
               (University of Florida Health Science Center) - Series 1989
               LOC Barnett Bank of Jacksonville                                  07/01/19     3.55      1,000,000    VMIG-1
    700,000    Jacksonville, FL PCRB Florida Power & Light Corporation Project   05/01/29     3.45        700,000    VMIG-1     A1
    710,000    Lee, Fl IDRB (Christian & Missionary Alliance) - Series 1985
               LOC Banque Paribas                                                04/01/10     3.43        710,000               A1
  1,750,000    Marion County, FL IDA
               (Hamilton Products, Incorporation Project) - Series 1995 (b)
               LOC Comerica Bank                                                 11/01/15     3.60      1,750,000
    200,000    Monroe County,FL IDA (Beverly Enterprises) - Series 1985
               LOC Morgan Guaranty Trust Company                                 06/01/10     3.35        200,000    VMIG-1
    900,000    Ocean Highway & Port Authority RB - Series 1990
               LOC ABN AMRO Bank N.V.                                            12/01/20     3.35        900,000    VMIG-1     A1+
    900,000    Ocean Highway & Port Authority, FL RB
               (Port, Airport & Marina Improvement)
               LOC ABN AMRO Bank N.V.                                            12/01/20     3.35        900,000    VMIG-1     A1+
  1,000,000    Orange County Health Facilities Authority RB
               (Adventist Health System/Sunbelt Obligation)
               LOC Rabobank Nederland                                            11/15/26     3.30      1,000,000               A1+
  7,740,000    Orange County, FL HFFA
               (Mayflower Retirement Company Project) Series 1998
               LOC Rabobank Nederland                                            03/01/18     3.50      7,740,000               A1+
  2,100,000    Orange County, FL Health Facility -
               Adventist Orange County Health Facility
               LOC Banque Paribas                                                11/15/14     3.50      2,100,000    VMIG-1     A1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
       Face                                                                     Maturity                 Value            Standard
      Amount                                                                      Date       Yield      (Note 1)    Moody's & Poors
      ------                                                                      ----       -----       ------     -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

 $   950,000   Orange County, FL IDRB
               (Florida Convention Centers Project) - Series A
               LOC Toronto-Dominion Bank                                         01/01/11     3.40%    $   950,000     P1
   2,000,000   Palm Beach County, FL (Norton Gallery of Art Project) - Series 1995
               LOC Northern Trust                                                05/01/25     3.30       2,000,000             A1+
     600,000   Palm Beach County, FL Industrial Development RB
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                         11/01/11     3.50         600,000    VMIG-1
   1,000,000   Pinellas County, FL (Indian Country Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                               10/01/01     3.35       1,000,000
   5,190,000   Pinellas County, FL HFFA (St. Mark Village Project) - Series 1987
               LOC Nations Bank                                                  03/01/17     3.40       5,190,000             A1
   4,500,000   Pinellas County, FL Health Facilities (Pooled Hospital Loan Project)
               LOC Chase Manhattan Bank, N.A.                                    12/01/15     3.50       4,500,000    VMIG-1   A1
   1,000,000   Pinellas County, FL Industry Council IDRB
               (Genca Corporation Project) (b)
               LOC PNC Bank                                                      11/01/09     3.50       1,000,000
   7,700,000   St. Lucie County, FL PCRB (Florida Power & Light Company Project) 03/01/27     3.45       7,700,000    VMIG-1   A1+
   1,900,000   University of North Florida
               LOC First Union National Bank                                     11/01/24     3.35       1,900,000    VMIG-1
  ----------                                                                                             ----------
  76,395,000   Total Other Variable Rate Demand Instruments                                             76,395,000
  ----------                                                                                            -----------
Put Bonds (d) (3.43%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,510,000   HFA of Escambia County, FL Single Family Mortgage RB
               (Backed by GNMA & FNMA Collateral)                                02/20/98     3.75%    $ 1,510,000   VMIG-1
     980,000   Putnam County, FL Development Authority
               (Seminole Electric) - Series H-3                                  03/15/97     3.80         980,000   VMIG-1    A1+
   1,000,000   Putnam County, FL Development Authority
               (Seminole Electric) - Series 1984 D                               06/15/97     3.45       1,000,000   VMIG-1    A1+
  ----------                                                                                           -----------
   3,490,000   Total Put Bonds                                                                           3,490,000
  ----------                                                                                           -----------
Revenue Bond (1.72%)
------------------------------------------------------------------------------------------------------------------------------------
 $  750,000    Escanabia County, FL HFA Single Family Mortgage RB
               (Multi-County Program) - Series 1996B                             04/01/97     3.65%    $   750,000   VMIG-1
  1,000,000    Hillsborough County, FL HFA
               Single Family Mortgage RB - Series 1997                           03/15/98     3.65       1,000,000   VMIG-1    AA
 ----------                                                                                             -----------
  1,750,000    Total Revenue Bond                                                                        1,750,000
 ----------                                                                                             -----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.




--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
       Face                                                                     Maturity                 Value            Standard
      Amount                                                                      Date       Yield      (Note 1)    Moody's & Poors
      ------                                                                      ----       -----       ------     -------   -----
Tax Exempt Commercial Paper (9.31%)
-----------------------------------------------------------------------------------------------------------------------------------
 $1,200,000    City of Gainesville, FL (Utilities System) - Series C             04/09/97     3.45%    $ 1,200,000    P1       A1+
  1,100,000    City of Orlando, FL CP Notes (Capital Improvements)               03/06/97     3.55       1,100,000    P1       A1+
  1,000,000    Florida Municipal Power Agency (Initial Pool Loan Project)
               LOC First Union National Bank                                     06/18/97     3.50       1,000,000   VMIG-1    A1+
  1,000,000    Florida Municipal Power Agency RB
               (Initial Pool Loan Project) - Series A
               LOC First Union National Bank                                     04/10/97     3.40       1,000,000    P1       A1
  1,660,000    Sarasota County Public Hospital District
               (Sarasota Memorial Hospital Project) - Series A
               LOC Suntrust                                                      03/26/97     3.40       1,660,000    P1       A1+
  1,500,000    St. Lucie,County, FL 1994 Bond                                    05/07/97     3.55       1,500,000   VMIG-1    A1+
  2,000,000    Sunshine State Government Financing Commission RB - Series 1986
               LOC Union Bank of Switzerland/Morgan Guaranty/
               National Westminster                                              04/10/97     3.40       2,000,000   VMIG-1
 ----------                                                                                             -----------
  9,460,000    Total Tax Exempt Commercial Paper                                                         9,460,000
 ----------                                                                                             -----------
               Total Investments (101.44%)(Cost $103,123,116+)                                         103,123,116
               Liabilities in Excess of Cash and Other Assets (-1.44%)                                (  1,459,941)
                                                                                                       ------------
               Net Assets (100.00%)                                                                   $101,663,175
                                                                                                       ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 84,579,050 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                       ===========
               Class B Shares, 17,088,022 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                       ===========

               +    Aggregate cost for federal income tax purposes is identical.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================





FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the holding company of the bank whose letter of credit collateralizes such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.



KEY:
     CP         =     Commercial Paper                        PCR        =      Pollution Control Revenue
     HFA        =     Housing Finance Authority               PCRB       =      Pollution Control Revenue Bond
     HFFA       =     Health Facility Finance Authority       RAN        =      Revenue Anticipation Note
     HRB        =     Hospital Revenue Bond                   RB         =      Revenue Bond
     IDA        =     Industrial Development Authority        TAN        =      Tax Anticipation Note
     IDRB       =     Industrial Development Revenue Bond     TRAN       =      Tax and Revenue Anticipation Note
     MHRB       =     Multi-family Housing Revenue Bond









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997
(UNAUDITED)
================================================================================




INVESTMENT INCOME
 Income:
     Interest.................................................................... $     1,287,403
                                                                                   --------------
 Expenses: (Note 2)
     Investment management fee...................................................         148,571
     Administration fee..........................................................          78,000
     Shareholder servicing fee...................................................          72,467
     Custodian fee...............................................................           4,447
     Shareholder servicing and related shareholder expenses......................          26,692
     Legal, compliance and filing fees...........................................          22,810
     Audit and accounting........................................................          32,539
     Trustees' fees..............................................................           3,007
     Amortization of organization expenses.......................................           5,674
     Other.......................................................................           2,760
                                                                                   --------------
        Total expenses...........................................................         396,967
        Less: Expenses paid indirectly (Note 2).................................. (         5,963)
        Less: Fees waived (Note 2)............................................... (       222,857)
                                                                                   --------------
        Net expenses.............................................................         168,147
                                                                                   --------------
 Net investment income...........................................................       1,119,256

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................          -0-
                                                                                   --------------
 Increase in net assets from operations.......................................... $     1,119,256
                                                                                   ==============



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                           Six Months
                                                                              Ended                     Year
                                                                        February 28, 1997               Ended
                                                                           (Unaudited)             August 31, 1996
                                                                            ---------              ---------------

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income......................................          $      1,119,256          $     1,341,397

    Net realized gain (loss) on investments....................                 -0-                      -0-
                                                                          -----------------         --------------

 Increase in net assets from operations..........................               1,119,256                1,341,397

 Dividends to shareholders from net investment income:

    Class A....................................................          (        856,424)*        (       821,675)*

    Class B....................................................          (        262,832)*        (       519,722)*

 Transactions in shares of beneficial interest (Note 3):

    Class A....................................................                47,818,937               15,783,783

    Class B....................................................                 7,475,275          (       562,659)
                                                                          ---------------           ---------------

       Total increase.........................................                 55,294,212               15,221,124


 Net assets:
    Beginning of period........................................                46,368,963               31,147,839
                                                                          ----------------          --------------
    End of period..............................................           $   101,663,175           $   46,368,963
                                                                          ================          ==============


 * Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


  a) Valuation of Securities -

  Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal  Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 1997 the Manager voluntarily waived investment management fees and administration fees of $148,571 and $74,286, respectively.

Included in the statement of operations under the caption "Custodian fee" and "Shareholder servicing and related shareholder expenses" are expense offsets of $5,963.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $18,625 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3.  Transactions  in Shares  of  Beneficial  Interest.

At February 28, 1997, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $101,667,072. Transactions, all at $1.00 per share, were as follows:


     Class A                                            Six Months Ended                      Year Ended
                                                        February 28, 1997                  August 31, 1996
                                                        -----------------                 ----------------
     Sold............................................        183,672,940                        97,806,611
     Issued on reinvestment of dividends.............            767,142                           750,946
     Redeemed........................................   (    136,621,145)                 (     82,773,774)
                                                        -----------------                  ----------------
     Net increase ...................................         47,818,937                        15,783,783
                                                        =================                  ================

     Class B                                            Six Months Ended                      Year Ended
                                                        February 28, 1997                  August  31, 1996
                                                        -----------------                 -----------------
     Sold............................................         61,012,130                       141,842,014
     Issued on reinvestment of dividends.............            253,841                           477,971
     Redeemed........................................   (     53,790,696)                 (    142,882,644)
                                                        -----------------                 -----------------
     Net increase (decrease).........................          7,475,275                  (        562,659)
                                                        =================                 =================

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 1997, amounted to $3,897. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2003.

5. Concentration  of Credit  Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 55% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Selected Financial Information.

                                                                 Six Month Ended          Year Ended             Period Ended
Class A                                                         February 28, 1997       August 31, 1996        August 31, 1995**
-------                                                         -----------------       ---------------        -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.........................   $      1.00             $     1.00             $     1.00
                                                                 ---------------         -------------          -------------
 Income from investment operations:
   Net investment income......................................          0.015                  0.031                  0.032
 Less distributions:
   Dividends from net investment income.......................          0.015            (     0.031 )          (     0.032 )
                                                                 ---------------         -------------          -------------
 Net asset value, end of period...............................   $      1.00             $     1.00             $     1.00
                                                                 ===============         =============          =============
 Total Return.................................................          3.03%*                 3.09%                  3.60%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..............................   $     84,577            $    36,758            $    20,974
 Ratios to average net assets:
 Expenses.....................................................          0.52%*                 0.56%                  0.40%*
 Net investment income........................................          2.95%*                 3.05%                  3.54%*
 Expenses paid indirectly.....................................          0.02%*                 0.06%                  --
 Management and Administration fees waived and expense reimbursed       0.60%*                 0.67%                  0.95%*


                                                                 Six Month Ended          Year Ended             Period Ended
Class B                                                         February 28, 1997       August 31, 1996        August 31, 1995**
-------                                                         -----------------       ---------------        -----------------

 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.........................   $      1.00             $     1.00             $     1.00
                                                                 ---------------         -------------          ---------------
 Income from investment operations:
   Net investment income......................................          0.016                  0.033                  0.036
 Less distributions:
   Dividends from net investment income.......................          0.016            (     0.033 )          (     0.036   )
                                                                 ---------------         -------------          ---------------
 Net asset value, end of period...............................   $      1.00             $     1.00             $      1.00
                                                                 ===============         =============          ===============
 Total Return.................................................          3.29%*                 3.35%                   3.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..............................   $     17,086                  9,611            $     10,174
 Ratios to average net assets:
 Expenses.....................................................          0.27%*                 0.31%                   0.14%*
 Net investment income........................................          3.22%*                 3.34%                   3.78%*
 Expenses paid indirectly.....................................          0.02%*                 0.06%                  --
 Management and Administration fee waived and expense reimbursed        0.60%*                 0.67%                   0.95%*

 *  Annualized
 ** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.


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



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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, NY 10020


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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND






                                Semi-Annual Report
                                February 28, 1997
                                  (Unaudited)







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